Financial instruments - Financial liabilities at fair value through profit or loss (Details) - Financial liabilities at fair value through profit and loss £ in Thousands	Dec. 31, 2021 GBP (£)
Disclosure of financial liabilities [line items]
Carrying Value	£ 123,529
Fair Value	123,529
Convertible loan notes
Disclosure of financial liabilities [line items]
Carrying Value	112,799
Fair Value	112,799
Warrant liabilities
Disclosure of financial liabilities [line items]
Carrying Value	10,730
Fair Value	£ 10,730